RELATED PARTY TRANSACTIONS (Tables)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule of future maturities

December 31, 2021(remaining 6 months)	$62,000
$62,000

December 31, 2021	$68,000
$68,000

S And S Beverage [Member]
Schedule of future maturities

December 31, 2021 – December 31, 2022	$—
November 1, 2023	798,261
Long-term Debt	$798,261

December 31, 2021 – December 31, 2022	$—
November 1, 2023	798,261
Long Term Debt	$798,261